FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Sep. 30, 2025
Financial Instruments And Risk Management
Schedule of financial instruments

	September 30, 2025
	(Unaudited)			March 31, 2025
	Amortized			Amortized
	Cost	FVTOCI*	FVTPL**	Cost	FVTOCI	FVTPL**
Financial assets
Cash and cash equivalents	$183	$–	$–	$1,670	$–	$–
Stablecoin	$3,073	$–	$–	$–	$–	$–
Receivables – stablecoin	$15,000	$–	$–	$–	$–	$–
Prepaid expenses and other current assets	$763	$–	$–	$555	$–	$–
Investment in Compedica	$–	$–	$202	$–	$–	$–

	September 30, 2025
	(Unaudited)		March 31, 2025
	Amortized		Amortized
	Cost	FVTPL**	Cost	FVTPL**
Financial liabilities
Accounts payable and accrued liabilities	$3,599	$–	$1,100	$–
Put right liability	$–	$17,940	$–	$–
Warrant liability	$–	$166	$–	$1,952

Schedule of liabilities measured at fair value on a recurring basis

	September 30, 2025
	(Unaudited)			March 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial and digital assets
Investment in Compedica	$–	$–	$202	$–	$–	$–
Digital assets at fair value, TON liquid	$1,408	$–	$–	$–	$–	$–
Digital asset receivables at fair value, TON locked	$–	$–	$8,920	$–	$–	$–
Digital assets at fair value, Bitcoin	$410	$–	$–	$–	$–	$–

	September 30, 2025
	(Unaudited)			March 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial liabilities
Put right liability	$–	$–	$17,940	$–	$–	$–
Warrant liability	$–	$–	$166	$–	$–	$–